ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

Statements of Assets and Liabilities
June 30, 1997 (unaudited)
(In thousands)

                                                                                                                 Mutual
                                                            Capital Growth and    High      Income      Money   Discovery
                                                            Growth    Income     Income   Securities   Market  Securities
                                                             Fund      Fund       Fund       Fund       Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Capital Growth Fund, 5,573 shares, cost $62,502          $69,435          -          -          -         -         -
  Growth and Income Fund, 58,591 shares, cost $858,658           -  1,089,211          -          -         -         -
  High Income Fund, 29,539 shares, cost $389,352                 -          -    401,430          -         -         -
  Income Securities Fund, 75,627 shares,
    cost $1,140,275                                              -          -          -  1,265,232         -         -
  Money Market Fund, 361,961 shares, cost $361,961               -          -          -          -   361,961         -
  Mutual Discovery Securities Fund, 10,044 shares,
    cost $107,090                                                -          -          -          -         -   113,695
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                          69,435  1,089,211    401,430  1,265,232   361,961   113,695
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II & III                                         14        126         46        152        71        18
 Accrued mortality and expense risk charges - Valuemark IV      15         39         34         37        49        48
 Accrued administrative charges - Valuemark II & III             2         16          5         19         8         2
 Accrued administrative charges - Valuemark IV                   2          4          4          4         5         5
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                         33        185         89        212       133        73
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                           $69,402  1,089,026    401,341  1,265,020   361,828   113,622
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II and III (note 5)                         $61,450  1,069,521    383,785  1,242,615   341,018    87,855
 Contracts in accumulation period - Valuemark IV (note 5)    7,410     17,196     16,813     18,345    19,929    24,729
 Contracts in annuity payment period (note 2)                  542      2,309        743      4,060       881     1,038
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                        $69,402  1,089,026    401,341  1,265,020   361,828   113,622
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(In thousands)

                                                             Mutual     Natural    Real                        Templeton
                                                             Shares    Resources  Estate     Rising   Small   Developing
                                                           Securities Securities Securities Dividends  Cap      Markets
                                                               Fund      Fund      Fund      Fund      Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Mutual Shares Securities Fund, 17,868 shares,
    cost $189,478                                           $199,048         -          -        -         -          -
  Natural Resources Securities Fund, 6,623 shares,
    cost $96,080                                                   -    85,302          -        -         -          -
  Real Estate Securities Fund, 15,850 shares,
    cost $271,551                                                  -         -    361,701        -         -          -
  Rising Dividends Fund, 36,624 shares, cost $426,93 9             -         -          -  630,294         -          -
  Small Cap Fund, 16,832 shares, cost $206,160                     -         -          -        -   233,129          -
  Templeton Developing Markets Equity Fund, 27,296 shares,
    cost $297,371                                                  -         -          -        -         -    367,673
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                           199,048    85,302    361,701  630,294   233,129    367,673
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges
   - Valuemark II & III                                           23        14         41       66        31         42
 Accrued mortality and expense risk charges - Valuemark IV        81         3         26       20        30         31
 Accrued administrative charges - Valuemark II & III               2         1          5        8         4          4
 Accrued administrative charges - Valuemark IV                     9         -          3        2         3          3
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                          115        18         75       96        68         80
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                            $198,933    85,284    361,626  630,198   233,061    367,593
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period
   - Valuemark II and III (note 5)                          $155,293    83,923    349,215  619,292   217,518    350,763
 Contracts in accumulation period - Valuemark IV (note 5)     41,935     1,361     12,287    9,546    14,602     14,105
 Contracts in annuity payment period (note 2)                  1,705         -        124    1,360       941      2,725
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                         $198,933    85,284    361,626  630,198   233,061    367,593
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(In thousands)

                                                                                                    Templeton
                                                     Templeton  Templeton   Templeton             International Templeton
                                                   Global Asset  Global   Global Income Templeton    Smaller     Pacific
                                                    Allocation   Growth    Securities International Companies    Growth
                                                       Fund       Fund        Fund     Equity Fund    Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund, 5,796 shares,
    cost $67,470                                       $77,836         -            -           -           -         -
  Templeton Global Growth Fund, 44,886 shares,
    cost $529,027                                            -   690,803            -           -           -         -
  Templeton Global Income Securities Fund, 14,491 shares,
    cost $184,319                                            -         -      184,033           -           -         -
  Templeton International Equity Fund, 72,295 shares,
    cost $953,108                                            -         -            -   1,187,807           -         -
  Templeton International Smaller Companies Fund,
    2,339 shares, cost $25,485                               -         -            -           -      27,759         -
  Templeton Pacific Growth Fund, 19,658 shares,
    cost $271,655                                            -         -            -           -           -   293,298
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                      77,836   690,803      184,033   1,187,807      27,759   293,298
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II & III                                      16        99           23         168           8        36
 Accrued mortality and expense risk charges -
    Valuemark IV                                            11        60            7          49           7         5
 Accrued administrative charges - Valuemark II & III         2        12            3          19           1         5
 Accrued administrative charges - Valuemark IV               1         7            1           6           1         1
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     30       178           34         242          17        47
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                       $77,806   690,625      183,999   1,187,565      27,742   293,251
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II and III (note 5)                      $70,682   657,083      180,948   1,163,147      24,041   289,837
 Contracts in accumulation period -
    Valuemark IV (note 5)                                6,194    29,414        2,995      22,441       3,604     2,731
 Contracts in annuity payment period (note 2)              930     4,128           56       1,977          97       683
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                    $77,806   690,625      183,999   1,187,565      27,742   293,251
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
June 30, 1997 (unaudited)
(In thousands)

                                                          U.S.
                                                       Government   Utility    Zero       Zero        Zero       Total
                                                       Securities   Equity    Coupon     Coupon      Coupon       All
                                                          Fund       Fund  Fund - 2000 Fund - 2005 Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
  U.S. Government Securities Fund, 51,950 shares,
     cost $678,468                                       $686,257        -          -           -          -
  Utility Equity Fund, 57,709 shares, cost $916,536             -  993,756          -           -          -
  Zero Coupon Fund - 2000, 6,725 shares, cost $94,443           -        -     97,310           -          -
  Zero Coupon Fund - 2005, 4,375 shares, cost $64,759           -        -          -      68,420          -
  Zero Coupon Fund - 2010, 4,589 shares, cost $70,176           -        -          -           -     71,502
---------------------------------------------------------------------------------------------------------------------------
      Total assets                                        686,257  993,756     97,310      68,420     71,502  9,556,892
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges -
    Valuemark II & III                                         75      115         15          12         12      1,223
 Accrued mortality and expense risk charges -
    Valuemark IV                                               25        5          3           3          2        590
 Accrued administrative charges - Valuemark II & III            8       14          2           3          3        148
 Accrued administrative charges - Valuemark IV                  3        1          -           -          -         65
---------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                       111      135         20          18         17      2,026
---------------------------------------------------------------------------------------------------------------------------
      Net assets                                         $686,146  993,621     97,290      68,402     71,485  9,554,866
===========================================================================================================================
Contract owners' equity:
 Contracts in accumulation period -
    Valuemark II and III (note 5)                        $676,119  990,139     96,111      66,934     70,229  9,247,518
 Contracts in accumulation period -
    Valuemark IV (note 5)                                   9,584    2,056      1,149       1,468      1,256    281,150
 Contracts in annuity payment period (note 2)                 443    1,426         30           -          -     26,198
---------------------------------------------------------------------------------------------------------------------------
      Total contract owners' equity                      $686,146  993,621     97,290      68,402     71,485  9,554,866
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations
For the period ended June 30, 1997 (unaudited)
(In thousands)

                                                                                                                 Mutual
                                                                 Capital Growth and   High     Income    Money  Discovery
                                                                 Growth    Income    Income  Securities Market Securities
                                                                  Fund      Fund      Fund      Fund     Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             $ 102      35,369   33,513    92,343   9,624       47
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III           316       6,331    2,435     7,710   2,338      342
 Mortality and expense risk charges - Valuemark IV                  15          39       34        37      49       48
 Administrative charges - Valuemark II & III                        38         760      292       925     281       41
 Administrative charges - Valuemark IV                               2           4        4         4       5        5
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                               371       7,134    2,765     8,676   2,673      436
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                               (269)     28,235   30,748    83,667   6,951     (389)
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds                -      34,302    1,099    19,836       -        -
  Realized gains (losses) on sales of investments, net             438       9,863    7,315    12,660       -        9
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                  438      44,165    8,414    32,496       -        9
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
   on investments                                                5,121      46,657  (23,175)  (44,523)      -    6,405
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net           5,559      90,822  (14,761)  (12,027)      -    6,414
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations           $5,290     119,057   15,987    71,640   6,951    6,025
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(In thousands)

                                                              Mutual    Natural                               Templeton
                                                              Shares   Resources Real Estate  Rising   Small  Developing
                                                            Securities Securities Securities Dividends  Cap     Markets
                                                               Fund      Fund       Fund      Fund     Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                             $ 83     1,320     10,278    9,066     554       3,810
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III          602       569      2,050    3,532   1,183       1,945
 Mortality and expense risk charges - Valuemark IV                 81         3         26       20      30          31
 Administrative charges - Valuemark II & III                       72        68        246      424     142         233
 Administrative charges - Valuemark IV                              9         -          3        2       3           3
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                              764       640      2,325    3,978   1,358       2,212
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                              (681)      680      7,953    5,088    (804)      1,598
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds               -         -      4,908   15,481   6,560       6,044
  Realized gains (losses) on sales of investments, net              -    (1,716)     4,482   11,043   2,289       2,314
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net                   -    (1,716)     9,390   26,524   8,849       8,358
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
   on investments                                               8,966    (8,220)     5,190   51,433  10,309      42,860
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net          8,966    (9,936)    14,580   77,957  19,158      51,218
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations          $8,285    (9,256)    22,533   83,045  18,354      52,816
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(In thousands)

                                                                                                    Templeton
                                                     Templeton  Templeton   Templeton   Templeton International Templeton
                                                   Global Asset  Global  Global Income International Smaller     Pacific
                                                    Allocation   Growth    Securities    Equity     Companies    Growth
                                                       Fund       Fund        Fund        Fund        Fund        Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                    $1,445    10,484      13,072       30,398        147     5,370
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
  Valuemark II & III                                       392     3,727       1,157        6,705        126     1,846
 Mortality and expense risk charges - Valuemark IV          11        60           7           49          7         5
 Administrative charges - Valuemark II & III                47       447         139          805         15       222
 Administrative charges - Valuemark IV                       1         7           1            6          1         1
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                       451     4,241       1,304        7,565        149     2,074
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                        994     6,243      11,768       22,833         (2)    3,296
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds      417     3,495           -       46,610          -         -
  Realized gains (losses) on sales of investments, net      79       944         915       15,057         92     3,322
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net          496     4,439         915       61,667         92     3,322
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation (depreciation)
   on investments                                        4,148    66,281     (13,539)      51,491      1,142      (918)
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net   4,644    70,720     (12,624)     113,158      1,234     2,404
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations   $5,638    76,963        (856)     135,991      1,232     5,700
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Operations (cont.)
For the period ended June 30, 1997 (unaudited)
(In thousands)

                                                              U.S.
                                                           Government   Utility    Zero       Zero       Zero      Total
                                                           Securities   Equity    Coupon     Coupon     Coupon      All
                                                              Fund       Fund  Fund - 2000 Fund - 2005 Fund - 2010 Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                         $37,725   49,569       6,559      4,439    4,451   359,768
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III       4,359    6,324         611        430      441    55,471
 Mortality and expense risk charges - Valuemark IV                25        5           3          3        2       590
 Administrative charges - Valuemark II & III                     523      759          73         52       53     6,657
 Administrative charges - Valuemark IV                             3        1           -          -        -        65
---------------------------------------------------------------------------------------------------------------------------
      Total expenses                                           4,910    7,089         687        485      496    62,783
---------------------------------------------------------------------------------------------------------------------------
      Investment income (loss), net                           32,815   42,480       5,872      3,954    3,955   296,985
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
  Realized capital gain distributions on mutual funds              -   68,585         148         15       36   207,536
  Realized gains (losses) on sales of investments, net         3,214   24,140         882        690      390    98,422
---------------------------------------------------------------------------------------------------------------------------
      Realized gains (losses) on investments, net              3,214   92,725       1,030        705      426   305,958
---------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) on investments                             (15,336) (71,753)     (5,326)    (3,700)  (3,520)  109,993
---------------------------------------------------------------------------------------------------------------------------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net       (12,122)  20,972      (4,296)    (2,995)  (3,094)  415,951
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations       $ 20,693   63,452       1,576        959      861   712,936
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 (In thousands)

                                             Adjustable U.S.      Capital
                                             Government Fund    Growth Fund    Growth and Income Fund   High Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                             1997   1996        1997   1996        1997      1996        1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                $-   10,420      (269)   (187)      28,235    7,630      30,748  23,047
  Realized gains (losses) on investments, net   -   (5,967)      438      24       44,165   86,540       8,414   9,464
  Net change in unrealized appreciation
   (depreciation) on investments                -    1,206     5,121   1,811       46,657   13,214     (23,175)  8,973
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                   -    5,659     5,290   1,648      119,057  107,384      15,987  41,484
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                             -   26,642     9,387  13,726       38,486  134,960      19,609  51,687
  Transfers between funds                       - (185,683)    7,784  28,227        7,056   35,764     (23,626) 30,106
  Surrenders and terminations                   -  (20,600)   (2,015) (1,326)     (68,336)(111,266)    (29,077)(43,860)
  Rescissions                                   -     (559)     (135)   (185)        (678)  (2,911)       (522)   (691)
  Other transactions (note 2)                   -       34       (21)     20          (50)     447         106      73
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions -
       Valuemark II & III                       - (180,166)   15,000  40,462      (23,522)  56,994     (33,510) 37,315
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions- Valuemark IV (note 5):
  Purchase payments                             -        -     6,544       -       15,770        -      15,977       -
  Transfers between funds                       -        -       501       -          714        -         919       -
  Surrenders and terminations                   -        -       (14)      -          (33)       -         (39)      -
  Rescissions                                   -        -       (65)      -         (111)       -        (388)      -
  Other transactions (note 2)                   -        -        36       -           41        -          16       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions -
       Valuemark IV                             -        -     7,002       -       16,381        -      16,485       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets               - (174,507)   27,292  42,110      111,916  164,378      (1,038) 78,799
Net assets at beginning of period               -  174,507    42,110       -      977,110  812,732     402,379 323,580
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $-        -    69,402  42,110    1,089,026  977,110     401,341 402,379
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                                                 Investment Grade
                                                                   Intermediate                         Mutual Discovery
                                         Income Securities Fund      Bond Fund     Money Market Fund     Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                             1997      1996       1997   1996        1997     1996        1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            $ 83,667    44,974        -   6,095       6,951   14,651        (389)   (18)
  Realized gains (losses) on
   investments, net                          32,496    22,468        -   5,263           -        -           9      -
  Net change in unrealized appreciation
   (depreciation) on investments            (44,523)   45,516        -  (8,886)          -        -       6,405    200
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                71,640   112,958        -   2,472       6,951   14,651       6,025    182
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                          40,244   152,823        -  11,116      58,836  175,341      21,848  3,317
  Transfers between funds                   (34,159)  (37,286)       -(149,196)    (14,691) (91,126)     49,086 12,081
  Surrenders and terminations               (81,544) (149,073)       - (14,036)    (83,115)(120,353)     (1,799)  (506)
  Rescissions                                (1,010)   (3,237)       -    (275)     (1,814)  (2,971)       (433)     -
  Other transactions (note 2)                   197       516        -      37         233      152         (15)     -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark II & III                 (76,272)  (36,257)       -(152,354)    (40,551) (38,957)     68,687 14,892
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  IV (note 5):
  Purchase payments                          17,457         -        -       -      30,945        -      22,247      -
  Transfers between funds                       871         -        -       -     (10,870)       -       1,694      -
  Surrenders and terminations                   (56)        -        -       -          (7)       -         (12)     -
  Rescissions                                  (464)        -        -       -        (128)       -         (98)     -
  Other transactions (note 2)                     -         -        -       -        (141)       -           5      -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       -  Valuemark IV                       17,808         -        -       -      19,799        -      23,836      -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            13,176    76,701        -(149,882)    (13,801) (24,306)     98,548 15,074
Net assets at beginning of period         1,251,844 1,175,143        - 149,882     375,629  399,935      15,074      -
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period              $1,265,020 1,251,844        -       -     361,828  375,629     113,622 15,074
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                            Mutual Shares      Natural Resources      Real Estate           Rising
                                           Securities Fund      Securities Fund     Securities Fund     Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                             1997     1996       1997    1996        1997    1996        1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $ (681)    (34)        680    (162)      7,953   5,882       5,088   2,950
  Realized gains (losses) on
   investments, net                              -       -      (1,716)  5,476       9,390   2,738      26,524   9,161
  Net change in unrealized appreciation
   (depreciation) on investments             8,966     604      (8,220) (5,135)      5,190  58,128      51,433  84,727
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                8,285     570      (9,256)    179      22,533  66,748      83,045  96,838
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                         44,624   8,157       2,893  20,879      21,276  30,999      17,415  51,514
  Transfers between funds                   81,611  18,952      (6,448) (5,980)     20,433  27,778      11,713  24,084
  Surrenders and terminations               (2,914)   (537)     (4,557)(11,177)    (16,064)(22,133)    (35,733)(49,247)
  Rescissions                                 (442)      -         (58)   (321)       (261)   (204)       (355) (1,165)
  Other transactions (note 2)                  (10)     (1)         39      38          11      13          49     111
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark II & III                122,869  26,571      (8,131)  3,439      25,395  36,453      (6,911) 25,297
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  IV (note 5):
  Purchase payments                         38,845       -       1,294       -      11,170       -       8,690       -
  Transfers between funds                    2,199       -         125       -         612       -         333       -
  Surrenders and terminations                  (34)      -           -       -         (13)      -         (14)      -
  Rescissions                                 (400)      -           -       -         (52)      -         (79)      -
  Other transactions (note 2)                   28       -           4       -           7       -           7       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark IV                       40,638       -       1,423       -      11,724       -       8,937       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          171,792  27,141     (15,964)  3,618      59,652 103,201      85,071 122,135
Net assets at beginning of period           27,141       -     101,248  97,630     301,974 198,773     545,127 422,992
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $198,933  27,141      85,284 101,248     361,626 301,974     630,198 545,127
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                                                                        Templeton
                                                               Templeton Developing   Global Asset         Templeton
                                             Small Cap Fund     Markets Equity Fund  Allocation Fund  Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                              1997     1996        1997    1996       1997    1996       1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $ (804)  (1,323)     1,598   (1,013)       994   (431)      6,243     843
  Realized gains (losses) on
   investments, net                           8,849      806      8,358    5,139        496    168       4,439   8,526
  Net change in unrealized appreciation
   (depreciation) on investments             10,309   16,477     42,860   30,681      4,148  5,895      66,281  68,710
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                18,354   15,960     52,816   34,807      5,638  5,632      76,963  78,079
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                          22,741   51,827     22,780   54,987      9,280 19,536      46,295 139,155
  Transfers between funds                    23,202   93,997     30,500   36,529      7,126 14,964      12,582  46,194
  Surrenders and terminations                (9,795)  (9,173)   (10,918) (16,917)    (2,239)(2,138)    (22,047)(33,945)
  Rescissions                                  (486)    (459)      (226)    (568)       (71)  (139)       (916) (1,728)
  Other transactions (note 2)                    64      166        (39)      27          4     28         (22)     27
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark II & III                  35,726  136,358     42,097   74,058     14,100 32,251      35,892 149,703
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  IV (note 5):
  Purchase payments                          12,564        -     12,531        -      5,427      -      26,979       -
  Transfers between funds                       937        -        856        -        564      -         916       -
  Surrenders and terminations                   (20)       -         (6)       -         (4)     -         (31)      -
  Rescissions                                   (96)       -        (55)       -        (36)     -        (168)      -
  Other transactions (note 2)                    18        -          8        -          -      -           8       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transaction
       - Valuemark IV                        13,403        -     13,334        -      5,951      -      27,704       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            67,483  152,318    108,247  108,865     25,689 37,883     140,559 227,782
Net assets at beginning of period           165,578   13,260    259,346  150,481     52,117 14,234     550,066 322,284
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $233,061  165,578    367,593  259,346     77,806 52,117     690,625 550,066
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                                                    Templeton          Templeton
                                          Templeton Global       International   International Smaller      Templeton
                                      Income Securities Fund      Equity Fund       Companies Fund     Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                            1997     1996         1997     1996       1997    1996       1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $ 11,768  12,436       22,833   10,789         (2)   (95)      3,296   5,289
  Realized gains (losses) on
   investments, net                            915   1,570       61,667   36,562         92     60       3,322  16,017
  Net change in unrealized appreciation
   (depreciation) on investments           (13,539)  1,397       51,491  129,022      1,142  1,131        (918)  8,976
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations                 (856) 15,403      135,991  176,373      1,232  1,096       5,700  30,282
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                          3,957  11,615       37,097  106,669      5,184  5,995       5,297  32,634
  Transfers between funds                   (7,855)(19,697)      14,758   50,892      3,211  9,255     (29,982) (1,902)
  Surrenders and terminations              (13,073)(28,371)     (57,377) (90,832)      (844)  (763)    (20,571)(37,424)
  Rescissions                                  (90)   (174)        (615)  (1,605)       (80)   (46)       (134)   (382)
  Other transactions (note 2)                   (8)     49           28      416          7    (10)        147     108
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark II & III                (17,069)(36,578)      (6,109)  65,540      7,478 14,431     (45,243) (6,966)
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  IV (note 5):
  Purchase payments                          2,992       -       19,757        -      3,403      -       2,197       -
  Transfers between funds                      122       -        1,453        -        121      -         468       -
  Surrenders and terminations                   (7)      -          (15)       -         (5)     -          (3)      -
  Rescissions                                 (166)      -         (103)       -        (17)     -         (27)      -
  Other transactions (note 2)                   15       -            8        -          3      -           -       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark IV                        2,956       -       21,100        -      3,505      -       2,635       -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          (14,969)(21,175)     150,982  241,913     12,215 15,527     (36,908) 23,316
Net assets at beginning of period          198,968 220,143    1,036,583  794,670     15,527      -     330,159 306,843
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $183,999 198,968    1,187,5651,036,583     27,742 15,527     293,251 330,159
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                          U.S. Government                              Zero Coupon        Zero Coupon
                                          Securities Fund     Utility Equity Fund       Fund - 2000        Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                           1997     1996        1997      1996         1997    1996       1997    1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net         $ 32,815   28,207       42,480    43,207       5,872   4,403      3,954  2,728
  Realized gains (losses) on
   investments, net                        3,214    3,616       92,725    33,442       1,030   1,564        705    807
  Net change in unrealized appreciation
   (depreciation) on investments         (15,336) (18,709)     (71,753)  (17,145)     (5,326) (4,982)    (3,700)(4,814)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
       assets from operations             20,693   13,114       63,452    59,504       1,576     985        959 (1,279)
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  II & III (note 5):
  Purchase payments                       18,016   42,193        9,811    56,194       1,025  12,076      1,387 10,095
  Transfers between funds                (46,415) 211,454      (90,759) (148,616)     (3,097) (5,558)    (5,002)(2,776)
  Surrenders and terminations            (58,510) (82,684)     (88,406) (174,285)     (7,432)(14,126)    (3,829)(5,726)
  Rescissions                               (341)    (717)        (407)     (734)        (43)   (214)        (1)  (158)
  Other transactions (note 2)                322      379          113       315          (2)     (3)        14    (14)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       - Valuemark II & III              (86,928) 170,625     (169,648) (267,126)     (9,549) (7,825)    (7,431) 1,421
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark
  IV (note 5):
  Purchase payments                       10,071        -        1,924         -       1,130       -      1,496      -
  Transfers between funds                   (512)       -           52         -           9       -          7      -
  Surrenders and terminations                 (8)       -           (2)        -          (1)      -          -      -
  Rescissions                               (207)       -          (30)        -           -       -        (63)     -
  Other transactions (note 2)                 64        -            -         -           -       -          -      -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from contract transactions
       Valuemark IV                        9,408        -        1,944         -       1,138       -      1,440      -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (56,827) 183,739     (104,252) (207,622)     (6,835) (6,840)    (5,032)   142
Net assets at beginning of period        742,973  559,234    1,097,873 1,305,495     104,125 110,965     73,434 73,292
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $686,146  742,973      993,621 1,097,873      97,290 104,125     68,402 73,434
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996
(In thousands)

                                                                                   Zero Coupon
                                                                                   Fund - 2010        Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                  1997    1996        1997       1996
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                 $ 3,955   2,690      296,985     222,978
  Realized gains (losses) on investments, net                                       426   3,429      305,958     246,873
  Net change in unrealized appreciation (depreciation) on investments            (3,520) (9,041)     109,993     407,956
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations                         861  (2,922)     712,936     877,807
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                               3,048  12,642      460,536   1,236,779
  Transfers between funds                                                        (1,147) (8,596)       5,881     (16,139)
  Surrenders and terminations                                                    (3,461) (7,034)    (623,656) (1,047,532)
  Rescissions                                                                       (17)   (244)      (9,135)    (19,687)
  Other transactions (note 2)                                                         3     (13)       1,170       2,915
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
       contract transactions - Valuemark II & III                                (1,574) (3,245)    (165,204)    156,336
---------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                               1,151       -      270,561           -
  Transfers between funds                                                            87       -        2,178           -
  Surrenders and terminations                                                        (3)      -         (327)          -
  Rescissions                                                                        (6)      -       (2,759)          -
  Other transactions (note 2)                                                         -       -          127           -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from
       contract transactions - Valuemark IV                                       1,229       -      269,780           -
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                   516  (6,167)     817,512   1,034,143
Net assets at beginning of period                                                70,969  77,136    8,737,354   7,703,211
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                     $71,485  70,969    9,554,866   8,737,354
===========================================================================================================================

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
June 30, 1997 (unaudited)

1. Organization

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996. The Mutual Discovery Securities Fund and Mutual Shares Securities Fund were added as available investment options on November 8, 1996. The Investment Grade Intermediate Bond Fund and Adjustable U.S. Government Fund were closed on October 25, 1996 when shares of the U.S. Government Securities Fund were substituted for all shares of both funds.

On May 1, 1996, the Global Income Fund name was changed to Templeton Global Income Securities Fund. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

2. Significant Accounting Policies (cont.)

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II, Valuemark III, and Valuemark Income Plus and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account.

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $2,370,119 and $4,491,487, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                              Contingent Deferred Sales Charge
Years Since           -----------------------------------------------
  Payment                Valuemark II  Valuemark III  Valuemark IV
---------------------------------------------------------------------
   0-1                       5%            6%             6%
   1-2                       5%            5%             6%
   2-3                       4%            4%             6%
   3-4                       3%            3%             5%
   4-5                      1.5%          1.5%            4%
   5-6                       0%            0%             3%
   6-7                       0%            0%             2%
    7+                       0%            0%             0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II or Valuemark III deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $4,688,856 and $10,529,337, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

2. Significant Accounting Policies (cont.)

Contract Based Expenses (cont.)

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were $53,071 and $93,255, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the period ended June 30, 1997 (unaudited) were $8,058,767. Net transfers to the Fixed Accounts were $16,138,672 during the year ended December 31, 1996.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On Valuemark II and Valuemark III deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

3. Capitalization

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. There were no capitalization transactions during the period ended June 30, 1997 (unaudited). The capitalization transactions were as follows during the year ended December 31, 1996:

                       Capitalization    Date of      Market Value    Date of
Fund                       Amount     Capitalization  at Withdrawal  Withdrawal
--------------------------------------------------------------------------------
Small Cap Fund            $250,000       9/18/95        $313,250      5/29/96

Capital Growth Fund       $250,000       4/30/96        $281,250      11/7/96

Templeton International
 Smaller Companies Fund   $250,000       4/30/96        $269,250      11/7/96

Mutual Discovery
 Securities Fund          $250,000       11/8/96        $252,250     12/23/96

Mutual Shares
 Securities Fund          $250,000       11/8/96        $255,750     12/23/96

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. Contract Transactions- Accumulation Unit Activity (In thousands)
Transactions in units for each fund for the period ended June 30, 1997 (unaudited) and the year ended December 31, 1996 were as follows:

                                            Adjustable        Growth                    Investment         Mutual      Mutual
                                               U.S.   Capital   and   High   Income       Grade     Money  Discovery   Shares
                                            Government Growth Income Income Securities Intermediate Market Securities Securities
VALUEMARK II & III                             Fund     Fund   Fund   Fund    Fund      Bond Fund   Fund    Fund        Fund
--------------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1995                             14,600      -   46,893 18,756   59,309     9,692     31,040       -       -
Contract transactions:
 Purchase payments                              2,202  1,261    7,454  2,862    7,457       719     13,261     327     797
 Transfers between funds                      (15,066) 2,597    1,961  1,598   (1,819)   (9,490)    (6,879)  1,194   1,869
 Surrenders and terminations                   (1,693)  (121)  (6,143)(2,446)  (7,308)     (905)    (9,147)    (50)    (53)
 Rescissions                                      (46)   (17)    (163)   (38)    (159)      (18)      (226)      -       -
 Other transactions                                 3      2       25      4       24         2         11       -       -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions             (14,600) 3,722    3,134  1,980   (1,805)   (9,692)    (2,980)  1,471   2,613
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1996                                  -  3,722   50,027 20,736   57,504         -     28,060   1,471   2,613
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                                  -    805    1,880  1,002    1,784         -      4,344   2,004   4,127
 Transfers between funds                            -    666      342 (1,200)  (1,528)        -     (1,058)  4,559   7,630
 Surrenders and terminations                        -   (174)  (3,325)(1,490)  (3,671)        -     (6,160)   (165)   (269)
 Rescissions                                        -    (12)     (33)   (27)     (46)        -       (134)    (41)    (42)
 Other transactions                                 -     (2)      (2)     5        9         -         17      (1)     (1)
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions                   -  1,283   (1,138)(1,710)  (3,452)        -     (2,991)  6,356  11,445
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding
 at June 30, 1997 (unaudited)                       -  5,005   48,889 19,026   54,052         -     25,069   7,827  14,058
===========================================================================================================================
VALUEMARK IV
Accumulation units outstanding at
 December 31, 1996                                  -      -        -      -        -         -          -       -       -
Contract transactions (unaudited):
 Purchase payments                                  -    564      763    815      788         -      2,305   2,058   3,634
 Transfers between funds                            -     44       34     46       39         -       (809)    156     203
 Surrenders and terminations                        -     (1)      (2)    (2)      (3)        -         (1)     (1)     (3)
 Rescissions                                        -     (6)      (5)   (20)     (21)        -        (10)     (9)    (38)
 Other transactions                                 -      3        2      1        -         -        (10)      -       3
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions                   -    604      792    840      803         -       1,475   2,204  3,799
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)                          -    604      792    840      803         -       1,475   2,204  3,799
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. Contract Transactions- Accumulation Unit Activity (In thousands) (cont.)

                                                                                                     Templeton
                                 Natural    Real                     Templeton  Templeton  Templeton  Global
                                Resources  Estate    Rising   Small Developing Global Asset Global    Income    Templeton
                               Securities Securities Dividends Cap    Markets  Allocation   Growth  Securities International
VALUEMARK II & III                Fund      Fund      Fund    Fund  Equity Fund   Fund       Fund      Fund     Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1995                  6,919   10,998   33,789  1,302      15,618     1,338   28,309     14,181    59,883
Contract transactions:
 Purchase payments                  1,298    1,562    3,849  4,358       5,057     1,657   11,183        740     7,288
 Transfers between funds             (484)   1,332    1,653  7,933       3,367     1,303    3,694     (1,254)    3,483
 Surrenders and terminations         (717)  (1,125)  (3,644)  (786)     (1,569)     (184)  (2,720)    (1,802)   (6,198)
 Rescissions                          (20)     (11)     (87)   (38)        (53)      (12)    (141)       (11)     (110)
 Other transactions                     2        1        9     15           3         2        2          3        29
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions      79    1,759    1,780 11,482       6,805     2,766   12,018     (2,324)    4,492
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 December 31, 1996                  6,998   12,757   35,569 12,784      22,423     4,104   40,327     11,857    64,375
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                    206      887    1,074  1,793       1,782       710    3,255        239     2,213
 Transfers between funds             (487)     845      607  1,918       2,421       563      880       (475)      853
 Surrenders and terminations         (329)    (669)  (2,201)  (764)       (874)     (171)  (1,542)      (795)   (3,425)
 Rescissions                           (4)     (11)     (22)   (39)        (18)       (6)     (65)        (5)      (36)
 Other transactions                     3        -        3      5          (3)        -       (1)         -         1
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions    (611)   1,052     (539) 2,913       3,308     1,096    2,527     (1,036)     (394)
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)          6,387   13,809   35,030 15,697      25,731     5,200   42,854     10,821    63,981
===========================================================================================================================
VALUEMARK IV
Accumulation units outstanding at
 December 31, 1996                      -        -        -      -           -         -        -          -         -
Contract transactions (unaudited):
 Purchase payments                     95      467      528    990         975       416    1,874        183     1,163
 Transfers between funds                9       26       20     73          67        43       64          7        84
 Surrenders and terminations            -       (1)      (1)    (2)          -         -       (2)         -        (1)
 Rescissions                            -       (2)      (5)    (8)         (4)       (3)     (12)       (10)       (6)
 Other transactions                     -        -        -      1           1         -        1          1         -
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions     104      490      542  1,054       1,039       456    1,925        181     1,240
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)            104      490      542  1,054       1,039       456    1,925        181     1,240
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

5. Contract Transactions- Accumulation Unit Activity (In thousands) (cont.)

                                                      Templeton
                                                   International Templeton   U.S.            Zero   Zero   Zero
                                                      Smaller    Pacific  Government Utility Coupon Coupon Coupon   Total
                                                     Companies   Growth  Securities  Equity  Fund - Fund - Fund -    All
VALUEMARK II & III                                      Fund      Fund      Fund      Fund    2000   2005   2010    Funds
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at December 31, 1995            -   22,483    34,313 66,669  6,066  3,504  3,437  489,099
Contract transactions:
 Purchase payments                                           568    2,196     2,609  2,847    672    513    618   83,355
 Transfers between funds                                     897      (62)   12,819 (7,585)  (308)  (139)  (403)   2,211
 Surrenders and terminations                                 (72)  (2,537)   (5,122)(8,824)  (782)  (290)  (342)  (64,580)
 Rescissions                                                  (4)     (26)      (44)   (37)   (12)    (8)   (12)  (1,293)
 Other transactions                                           (1)       7        23     16      -     (1)    (1)     180
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in accumulation units
       resulting from contract transactions                1,388     (422)   10,285(13,583)  (430)    75   (140)  19,873
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at December 31, 1996        1,388   22,061    44,598 53,086  5,636  3,579  3,297  508,972
===========================================================================================================================
Contract transactions (unaudited):
 Purchase payments                                           457      361     1,075    469     56     68    144   30,735
 Transfers between funds                                     283   (2,039)   (2,769)(4,349)  (169)  (245)   (52)   7,196
 Surrenders and terminations                                 (74)  (1,403)   (3,485)(4,233)  (403)  (188)  (164) (35,974)
 Rescissions                                                  (7)      (9)      (20)   (20)    (2)     -     (1)    (600)
 Other transactions                                            1       10        19      5      -      1      -       69
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in accumulation units
       resulting from contract transactions                  660   (3,080)   (5,180)(8,128)  (518)  (364)   (73)   1,426
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)                                 2,048   18,981    39,418 44,958  5,118  3,215  3,224  510,398
===========================================================================================================================
VALUEMARK IV
Accumulation units outstanding at December 31, 1996            -        -         -      -      -      -      -        -
Contract transactions (unaudited):
 Purchase payments                                           298      150       603     93     61     74     54   18,951
 Transfers between funds                                      11       32       (30)     2      -      -      4      125
 Surrenders and terminations                                   -        -         -      -      -      -      -      (20)
 Rescissions                                                  (2)      (2)      (12)    (1)     -     (3)     -     (179)
 Other transactions                                            -        -         4      -      -      -      -        7
---------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in accumulation units
       resulting from contract transactions                  307      180       565     94     61     71     58   18,884
---------------------------------------------------------------------------------------------------------------------------
Accumulation units outstanding at
 June 30, 1997 (unaudited)                                   307      180       565     94     61     71     58   18,884
===========================================================================================================================

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Unit Values

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the six-month period ended June 30, 1997 (unaudited) and each of the five years in the period ended December 31, 1996 were as follows:

                                    Valuemark II & III                                        Valuemark IV
----------------------------------------------------------------------------------------------------------------------------------
                  Accumulation   Accumulation   Net    Ratio of Expenses   Accumulation   Accumulation   Net     Ratio of Expenses
                Units Outstanding   Unit      Assets     to Average      Units Outstanding   Unit      Assets      to Average
                 (in thousands)     Value (in thousands) Net Assets*      (in thousands)     Value (in thousands)  Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
ADJUSTABLE U.S. GOVERNMENT FUND
December 31,
 19961                  10,926    $12.389  $ 135,355        1.99%+               -         $ -        $ -           -%
 1995                   14,600     11.951    174,507        1.99                 -           -          -           -
 1994                   19,865     11.077    220,042        1.97                 -           -          -           -
 1993                   24,975     11.254    281,061        1.98                 -           -          -           -
 1992                   21,858     11.020    240,875        2.00                 -           -          -           -

CAPITAL GROWTH FUND
June 30, 1997
(unaudited)              5,005     12.277     61,450        2.16               604      12.264      7,410           2.25
December 31
 19962                   3,722     11.254     42,110        2.17+                -           -          -           -

GROWTH AND INCOME FUND
June 30, 1997
(unaudited)             48,889     21.877  1,069,521        1.88               792      21.711     17,196           1.97
December 31,
 1996                   50,027     19.490    977,110        1.90                 -           -          -           -
 1995                   46,893     17.310    812,732        1.92                 -           -          -           -
 1994                   35,695     13.215    471,773        1.94                 -           -          -           -
 1993                   24,719     13.677    338,082        1.98                 -           -          -           -
 1992                   17,144     12.574    215,559        2.02                 -           -          -           -

HIGH INCOME FUND
June 30, 1997
(unaudited)             19,026     20.171    383,785        1.92               840      20.019     16,813           2.01
December 31,
 1996                   20,736     19.375    402,379        1.94                 -           -          -           -
 1995                   18,756     17.252    323,580        1.96                 -           -          -           -
 1994                   15,679     14.608    229,026        2.00                 -           -          -           -
 1993                   11,787     15.155    178,627        2.04                 -           -          -           -
 1992                    4,780     13.278     63,462        2.08                 -           -          -           -

INCOME SECURITIES FUND
June 30, 1997
(unaudited)             54,052     22.989  1,242,615        1.90               803      22.815     18,345           1.99
December 31,
 1996                   57,504     21.708  1,251,844        1.90                 -           -          -           -
 1995                   59,309     19.785  1,175,143        1.91                 -           -          -           -
 1994                   56,569     16.392    927,343        1.94                 -           -          -           -
 1993                   38,967     17.734    691,056        1.96                 -           -          -           -
 1992                   11,397     15.163    172,807        2.07                 -           -          -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Unit Values (cont.)

                                    Valuemark II & III                                        Valuemark IV
----------------------------------------------------------------------------------------------------------------------------------
                  Accumulation   Accumulation   Net    Ratio of Expenses   Accumulation   Accumulation   Net     Ratio of Expenses
                Units Outstanding   Unit      Assets     to Average      Units Outstanding   Unit      Assets      to Average
                 (in thousands)     Value (in thousands) Net Assets*      (in thousands)     Value (in thousands)  Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE INTERMEDIATE BOND FUND
December 31,
 19961                   8,323    $15.740  $ 131,012        2.00%+               -         $ -        $ -          -%
 1995                    9,692     15.463    149,882        2.01                 -           -          -           -
 1994                    9,772     14.257    139,325        2.03                 -           -          -           -
 1993                    7,677     14.389    110,466        2.06                 -           -          -           -
 1992                    3,333     13.442     44,807        2.08                 -           -          -           -

MONEY MARKET FUND
June 30, 1997
(unaudited)             25,069     13.603    341,018        1.84             1,475      13.502     19,929           1.93
December 31,
 1996                   28,060     13.359    375,629        1.83                 -           -          -           -
 1995                   31,040     12.883    399,935        1.80                 -           -          -           -
 1994                   39,437     12.354    487,239        1.86                 -           -          -           -
 1993                   10,247     12.066    123,639        2.06                 -           -          -           -
 1992                    6,951     11.932     82,944        2.09                 -           -          -           -

MUTUAL DISCOVERY SECURITIES FUND
June 30, 1997
(unaudited)              7,827     11.225     87,855        2.52             2,204      11.219     24,729           2.61
December 31,
 19963                   1,471     10.180     15,074        2.77+                -           -          -           -

MUTUAL SHARES SECURITIES FUND
June 30, 1997
(unaudited)             14,058     11.047    155,293        2.23             3,799      11.040     41,935           2.32
December 31,
  19963                  2,613     10.330     27,141        2.40+                -           -          -           -

NATURAL RESOURCES SECURITIES FUND
June 30, 1997
(unaudited)              6,387     13.141     83,923        2.06               104      13.041      1,361           2.15
December 31,
 1996                    6,998     14.467    101,248        2.05                 -           -          -           -
 1995                    6,919     14.109     97,630        2.06                 -           -          -           -
 1994                    8,285     13.979    115,828        2.08                 -           -          -           -
 1993                    4,685     14.464     67,770        2.08                 -           -          -           -
 1992                    1,419      9.424     13,374        2.09                 -           -          -           -

REAL ESTATE SECURITIES FUND
June 30, 1997
(unaudited)             13,809     25.288    349,215        1.93               490      25.097     12,287           2.02
December 31,
 1996                   12,757     23.668    301,974        1.97                 -           -          -           -
 1995                   10,998     18.073    198,773        1.99                 -           -          -           -
 1994                   11,645     15.594    181,599        2.02                 -           -          -           -
 1993                    5,589     15.369     85,896        2.07                 -           -          -           -
 1992                    1,052     13.095     13,782        2.09                 -           -          -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Unit Values (cont.)

                                    Valuemark II & III                                        Valuemark IV
----------------------------------------------------------------------------------------------------------------------------------
                  Accumulation   Accumulation   Net    Ratio of Expenses   Accumulation   Accumulation   Net     Ratio of Expenses
                Units Outstanding   Unit      Assets     to Average      Units Outstanding   Unit      Assets      to Average
                 (in thousands)     Value (in thousands) Net Assets*      (in thousands)     Value (in thousands)  Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
RISING DIVIDENDS FUND
June 30, 1997
(unaudited)             35,030    $17.679  $ 619,292        2.14%              542     $17.593    $ 9,546           2.23%
December 31,
 1996                   35,569     15.303    545,127        2.16                 -           -          -           -
 1995                   33,789     12.498    422,992        2.18                 -           -          -           -
 1994                   28,778      9.769    281,145        2.20                 -           -          -           -
 1993                   26,256     10.327    271,147        2.19                 -           -          -           -
 19924                   8,388     10.848     90,995        2.07+                -           -          -           -

SMALL CAP FUND
June 30, 1997
(unaudited)             15,697     13.857    217,518        2.17             1,054      13.836     14,602           2.26
December 31,
 1996                   12,784     12.913    165,578        2.17                 -           -          -           -
 19955                   1,302     10.146     13,260        2.30+                -           -          -           -

TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1997
(unaudited)             25,731     13.631    350,763        2.82             1,039      13.591     14,105           2.91
December 31,
 1996                   22,423     11.487    259,346        2.89                 -           -          -           -
 1995                   15,618      9.582    150,481        2.81                 -           -          -           -
 19946                   9,774      9.454     92,469        2.93+                -           -          -           -

TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1997
(unaudited)              5,200     13.590     70,682        2.27               456      13.563      6,194           2.36
December 31,
 1996                    4,104     12.514     52,117        2.26                 -           -          -           -
 19957                   1,338     10.591     14,234        2.30+                -           -          -           -

TEMPLETON GLOBAL GROWTH FUND
June 30, 1997
(unaudited)             42,854     15.334    657,083        2.29             1,925      15.288     29,414           2.38
December 31,
 1996                   40,327     13.560    550,066        2.33                 -           -          -           -
 1995                   28,309     11.339    322,284        2.37                 -           -          -           -
 19946                  14,637     10.201    149,393        2.54+                -           -          -           -

TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1997
(unaudited)             10,821     16.721    180,948        2.01               181      16.595      2,995           2.10
December 31,
 1996                   11,857     16.781    198,968        2.01                 -           -          -           -
 1995                   14,181     15.522    220,143        2.04                 -           -          -           -
 1994                   16,855     13.726    231,368        2.11                 -           -          -           -
 1993                   13,054     14.650    191,246        2.13                 -           -          -           -
 1992                    5,487     12.733     69,860        2.07                 -           -          -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Unit Values (cont.)

                                    Valuemark II & III                                        Valuemark IV
----------------------------------------------------------------------------------------------------------------------------------
                  Accumulation   Accumulation   Net    Ratio of Expenses   Accumulation   Accumulation   Net     Ratio of Expenses
                Units Outstanding   Unit      Assets     to Average      Units Outstanding   Unit      Assets      to Average
                 (in thousands)     Value (in thousands) Net Assets*      (in thousands)     Value (in thousands)  Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1997
(unaudited)             63,981    $18.180 $1,163,147        2.29%            1,240     $18.091    $22,441           2.38%
December 31,
 1996                   64,375     16.081  1,036,583        2.29                 -           -          -           -
 1995                   59,883     13.263    794,670        2.32                 -           -          -           -
 1994                   60,464     12.161    735,339        2.39                 -           -          -           -
 1993                   24,026     12.226    293,740        2.52                 -           -          -           -
 19924                   1,329      9.642     12,812        3.17+                -           -          -           -

TEMPLETON INTERNATIONAL SMALLER COMPANIES FUND
June 30, 1997
(unaudited)              2,048     11.743     24,041        2.48               307      11.730      3,604           2.57
December 31,
 19962                   1,388     11.145     15,527        2.18+                -           -          -           -

TEMPLETON PACIFIC GROWTH FUND
June 30, 1997
(unaudited)             18,981     15.270    289,837        2.40               180      15.196      2,731           2.49
December 31,
 1996                   22,061     14.932    330,159        2.39                 -           -          -           -
 1995                   22,483     13.630    306,843        2.41                 -           -          -           -
 1994                   27,231     12.802    348,655        2.47                 -           -          -           -
 1993                   14,240     14.233    202,676        2.54                 -           -          -           -
 19924                     534      9.761      5,209        2.71+                -           -          -           -

U.S. GOVERNMENT SECURITIES FUND
June 30, 1997
(unaudited)             39,418     17.152    676,119        1.90               565      17.024      9,584           1.99
December 31,
 1996                   44,598     16.650    742,973        1.91                 -           -          -           -
 1995                   34,313     16.298    559,234        1.92                 -           -          -           -
 1994                   36,490     13.835    504,837        1.93                 -           -          -           -
 1993                   40,402     14.698    593,842        1.94                 -           -          -           -
 1992                   25,054     13.586    340,391        1.99                 -           -          -           -

UTILITY EQUITY FUND
June 30, 1997
(unaudited)             44,958     22.024    990,139        1.90                94      21.878      2,056           1.99
December 31,
 1996                   53,086     20.654  1,097,873        1.90                 -           -          -           -
 1995                   66,669     19.565  1,305,495        1.90                 -           -          -           -
 1994                   70,082     15.104  1,058,531        1.92                 -           -          -           -
 1993                   84,217     17.319  1,458,533        1.91                 -           -          -           -
 1992                   39,387     15.889    625,803        1.95                 -           -          -           -

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Unit Values (cont.)

                                    Valuemark II & III                                        Valuemark IV
----------------------------------------------------------------------------------------------------------------------------------
                  Accumulation   Accumulation   Net    Ratio of Expenses   Accumulation   Accumulation   Net     Ratio of Expenses
                Units Outstanding   Unit      Assets     to Average      Units Outstanding   Unit      Assets      to Average
                 (in thousands)     Value (in thousands) Net Assets*      (in thousands)     Value (in thousands)  Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
ZERO COUPON FUND - 2000
June 30, 1997
(unaudited)              5,118    $18.781   $ 96,111        1.80%               61     $18.641    $ 1,149           1.89%
December 31,
 1996                    5,636     18.475    104,125        1.80                 -           -          -           -
 1995                    6,066     18.294    110,965        1.80                 -           -          -           -
 1994                    4,953     15.373     76,140        1.80                 -           -          -           -
 1993                    3,787     16.717     63,301        1.77                 -           -          -           -
 1992                    2,886     14.595     42,124        1.65                 -           -          -           -

ZERO COUPON FUND - 2005
June 30, 1997
(unaudited)              3,215     20.815     66,934        1.80                71      20.662      1,468           1.89
December 31,
 1996                    3,579     20.517     73,434        1.80                 -           -          -           -
 1995                    3,504     20.914     73,292        1.80                 -           -          -           -
 1994                    2,780     16.096     44,756        1.80                 -           -          -           -
 1993                    2,020     18.050     36,469        1.77                 -           -          -           -
 1992                    1,090     14.975     16,321        1.65                 -           -          -           -

ZERO COUPON FUND - 2010
June 30, 1997
(unaudited)              3,224     21.771     70,229        1.80                58      21.608      1,256           1.89
December 31,
 1996                    3,297     21.522     70,969        1.80                 -           -          -           -
 1995                    3,437     22.431     77,136        1.80                 -           -          -           -
 1994                    2,589     15.930     41,255        1.80                 -           -          -           -
 1993                    1,405     18.144     25,489        1.65                 -           -          -           -
 1992                      849     14.670     12,456        1.65                 -           -          -           -

* For the period ended June 30, 1997 (unaudited) or the year ended December 31, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from January 1, 1996 to October 25, 1996 (fund closure).
2 Period from May 1, 1996 (fund  commencement) to December 31, 1996.
3 Period from November 8, 1996 (fund commencement) to December 31, 1996.
4 Period from January 27, 1992 (fund commencement) to December 31, 1992.
5 Period from November 1, 1995 (fund commencement) to December 31, 1995.
6 Period from March 15, 1994 (fund commencement) to December 31, 1994.
7 Period from May 1, 1995 (fund commencement) to December 31, 1995.